KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Panorama Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Panorama Separate Account (collectively, the “Separate Account”), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years or periods in the five-year period then ended (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Panorama Separate Account was comprised of the following sub-accounts as of December 31, 2022.

Sub-Accounts

Invesco V.I. Capital Appreciation Sub-Account

Invesco V.I. Conservative Balanced Sub-Account

Invesco V.I. Core Plus Bond Sub-Account *

Invesco V.I. Discovery Mid Cap Growth Sub-Account

Invesco V.I. Global Sub-Account

Invesco V.I. Main Street Sub-Account

Invesco V.I. U.S. Government Money Sub-Account

MML Equity Index Sub-Account

MML High Yield Sub-Account

MML Managed Bond Sub-Account

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account

* See Note 2 to the financial statements for the previous name of this sub-account.

F-2

Panorama Separate Account

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	Invesco V.I.	Invesco V.I.		Invesco V.I.			Invesco V.I.	MML
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.	Invesco V.I.	U.S. Government	Equity
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global	Main Street	Money	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	61,360	2,445,764	415,814	31,069	81,937	2,094,798	2,523,501	76,269
Identified cost	$2,988,910	$34,054,443	$2,756,654	$2,284,123	$3,133,499	$48,170,956	$2,523,501	$2,210,110
Value	$2,133,475	$34,045,038	$2,311,928	$1,724,647	$2,548,236	$33,768,141	$2,523,501	$2,038,681
Dividends receivable	-	-	-	-	-	-	517	-
Receivable from Massachusetts Mutual Life Insurance Company	-	22,676	-	3	-	248	-	-
Total assets	2,133,475	34,067,714	2,311,928	1,724,650	2,548,236	33,768,389	2,524,018	2,038,681
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	2,179	40,525	2,267	288	615	51,700	2,007	1,434
Payable to Massachusetts Mutual Life Insurance Company	21	-	41	-	4	-	10	30
Total liabilities	2,200	40,525	2,308	288	619	51,700	2,017	1,464
NET ASSETS	$2,131,275	$34,027,189	$2,309,620	$1,724,362	$2,547,617	$33,716,689	$2,522,001	$2,037,217
Net Assets:
Accumulation units - value	$2,058,656	$32,699,859	$2,234,066	$1,714,762	$2,527,116	$31,993,355	$2,455,107	$1,989,429
Contracts in payout (annuitization) period	72,619	1,327,330	75,554	9,600	20,501	1,723,334	66,894	47,788
Net assets	$2,131,275	$34,027,189	$2,309,620	$1,724,362	$2,547,617	$33,716,689	$2,522,001	$2,037,217
Outstanding units
Contract owners	793,413	2,741,448	352,439	727,827	764,504	896,403	786,214	592,010
UNIT VALUE
Panorama	$2.69	$12.40	$6.55	$2.37	$3.33	$37.61	$3.21	$3.44

See Notes to Financial Statements.

F-3

Panorama Separate Account

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

		MML	MML	MML
	MML	Managed	Short-Duration	Small Cap
	High Yield	Bond	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	63,808	54,064	15,475	184,242
Identified cost	$615,052	$674,816	$150,837	$1,750,572
Value	$514,932	$570,496	$133,394	$1,730,128
Dividends receivable	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-
Total assets	514,932	570,496	133,394	1,730,128
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	-	-	1,231
Payable to Massachusetts Mutual Life Insurance Company	-	-	7	26
Total liabilities	-	-	7	1,257
NET ASSETS	$514,932	$570,496	$133,387	$1,728,871
Net Assets:
Accumulation units - value	$514,932	$569,107	$133,387	$1,687,849
Contracts in payout (annuitization) period	-	1,389	-	41,022
Net assets	$514,932	$570,496	$133,387	$1,728,871
Outstanding units
Contract owners	288,133	43,992	124,476	383,938
UNIT VALUE
Panorama	$1.79	$12.97	$1.07	$4.50

See Notes to Financial Statements.

F-4

Panorama Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.		Invesco V.I.			Invesco V.I.	MML
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.	Invesco V.I.	U.S. Government	Equity
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global	Main Street	Money	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®	Sub-Account	Sub-Account
Investment Income
Dividends	$-	$508,865	$104,193	$-	$-	$545,148	$33,824	$22,875
Expenses
Mortality and expense risk fees	18,648	273,951	19,065	14,016	22,067	273,667	18,284	18,203
Net investment income (loss)	(18,648)	234,914	85,128	(14,016)	(22,067)	271,481	15,540	4,672
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	27,390	555,201	32,621	30,124	245,994	1,544,932	-	251,166
Realized gain distribution	875,764	2,772,865	1,501	525,129	500,168	14,051,303	-	134,568
Realized gain (loss)	903,154	3,328,066	34,122	555,253	746,162	15,596,235	-	385,734
Change in net unrealized appreciation/depreciation of investments	(1,950,372)	(11,207,913)	(560,443)	(1,363,553)	(2,108,004)	(25,240,026)	-	(969,504)
Net gain (loss) on investments	(1,047,218)	(7,879,847)	(526,321)	(808,300)	(1,361,842)	(9,643,791)	-	(583,770)
Net increase (decrease) in net assets resulting from operations	(1,065,866)	(7,644,933)	(441,193)	(822,316)	(1,383,909)	(9,372,310)	15,540	(579,098)
Capital transactions:
Transfers of net premiums	4,015	20,751	-	1,789	2,186	35,720	17,573	2,176
Transfers due to death benefits	(184,681)	(389,905)	(95,433)	(6,327)	(236,646)	(1,066,761)	(44,319)	-
Transfers due to annuity benefit payments	(6,462)	(142,169)	(7,222)	(444)	(1,246)	(171,567)	(5,022)	(3,698)
Transfers due to withdrawal of funds	(133,702)	(2,489,023)	(190,230)	(63,304)	(443,148)	(2,049,686)	(631,506)	(246,196)
Transfers due to net charge (credit) to annuitant mortality fluctuation	4,301	15,818	(3,289)	139	409	13,871	(975)	944
Transfers between Sub-Accounts and to/from General Account	(9,392)	106,952	(102,690)	(2,993)	9,046	(323,243)	926,690	(433,361)
Net increase (decrease) in net assets resulting from capital transactions	(325,921)	(2,877,576)	(398,864)	(71,140)	(669,399)	(3,561,666)	262,441	(680,135)
Total increase (decrease)	(1,391,787)	(10,522,508)	(840,057)	(893,456)	(2,053,307)	(12,933,975)	277,981	(1,259,232)
NET ASSETS, at beginning of the year	3,523,062	44,549,697	3,149,677	2,617,818	4,600,924	46,650,664	2,244,020	3,296,449
NET ASSETS, at end of the year	$2,131,275	$34,027,189	$2,309,620	$1,724,362	$2,547,617	$33,716,689	$2,522,001	$2,037,217

See Notes to Financial Statements.

F-5

Panorama Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

		MML	MML	MML
	MML	Managed	Short-Duration	Small Cap
	High Yield	Bond	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$40,575	$17,442	$4,329	$12,926
Expenses
Mortality and expense risk fees	4,307	4,608	1,054	13,341
Net investment income (loss)	36,268	12,834	3,275	(415)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(21,450)	(6,920)	(1,498)	7,967
Realized gain distribution	-	6,493	-	216,392
Realized gain (loss)	(21,450)	(427)	(1,498)	224,359
Change in net unrealized appreciation/depreciation of investments	(101,536)	(127,724)	(15,636)	(575,212)
Net gain (loss) on investments	(122,986)	(128,151)	(17,134)	(350,853)
Net increase (decrease) in net assets resulting from operations	(86,718)	(115,317)	(13,859)	(351,268)
Capital transactions:
Transfers of net premiums	2,700	3,021	-	2,118
Transfers due to death benefits	-	-	(2,579)	-
Transfers due to annuity benefit payments	-	(117)	-	(3,438)
Transfers due to withdrawal of funds	(22,573)	(47,943)	(10,728)	(62,009)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	19	-	699
Transfers between Sub-Accounts and to/from General Account	(128,363)	(35,402)	-	(7,244)
Net increase (decrease) in net assets resulting from capital transactions	(148,236)	(80,422)	(13,307)	(69,874)
Total increase (decrease)	(234,954)	(195,739)	(27,166)	(421,142)
NET ASSETS, at beginning of the year	749,886	766,235	160,553	2,150,013
NET ASSETS, at end of the year	$514,932	$570,496	$133,387	$1,728,871

See Notes to Financial Statements.

F-6

Panorama Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.		Invesco V.I.			Invesco V.I.	MML
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.	Invesco V.I.	U.S. Government	Equity
	Appreciation	Balanced	Core Bond	Mid Cap Growth	Global	Main Street	Money	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$-	$664,718	$67,723	$-	$-	$303,956	$170	$40,554
Expenses
Mortality and expense risk fees	23,794	326,139	23,645	18,037	33,104	316,918	17,776	22,740
Net investment income (loss)	(23,794)	338,579	44,078	(18,037)	(33,104)	(12,962)	(17,606)	17,814
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	59,212	1,269,447	(19,290)	65,119	151,058	1,642,860	-	146,574
Realized gain distribution	178,164	2,272,664	120,515	268,555	230,277	2,477,853	-	137,838
Realized gain (loss)	237,376	3,542,111	101,225	333,674	381,335	4,120,713	-	284,412
Change in net unrealized appreciation/depreciation of investments	420,021	294,674	(224,723)	95,008	268,385	6,026,273	-	442,607
Net gain (loss) on investments	657,397	3,836,785	(123,498)	428,682	649,720	10,146,986	-	727,019
Net increase (decrease) in net assets resulting from operations	633,603	4,175,364	(79,420)	410,645	616,616	10,134,024	(17,606)	744,833
Capital transactions:
Transfers of net premiums	25,551	83,667	-	789	2,436	87,340	28,561	2,276
Transfers due to death benefits	(32,169)	(874,148)	(2,900)	(38,684)	-	(591,114)	(80,776)	-
Transfers due to annuity benefit payments	(6,432)	(149,313)	(9,119)	-	(1,032)	(177,105)	(5,968)	(2,447)
Transfers due to withdrawal of funds	(63,438)	(2,734,045)	(203,560)	(50,095)	(126,984)	(1,965,964)	(434,864)	(250,952)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,089)	3,203	1,763	-	64	28,533	213	201
Transfers between Sub-Accounts and to/from General Account	457	208,276	(14,790)	(5,019)	(112,470)	(233,939)	112,433	2,589
Net increase (decrease) in net assets resulting from capital transactions	(78,119)	(3,462,360)	(228,606)	(93,009)	(237,986)	(2,852,249)	(380,401)	(248,333)
Total increase (decrease)	555,484	713,004	(308,026)	317,636	378,630	7,281,775	(398,007)	496,500
NET ASSETS, at beginning of the year	2,967,578	43,836,693	3,457,703	2,300,182	4,222,294	39,368,889	2,642,027	2,799,949
NET ASSETS, at end of the year	$3,523,062	$44,549,697	$3,149,677	$2,617,818	$4,600,924	$46,650,664	$2,244,020	$3,296,449

See Notes to Financial Statements.

F-7

Panorama Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

		MML	MML	MML
	MML	Managed	Short-Duration	Small Cap
	High Yield	Bond	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$61,672	$22,876	$4,951	$9,223
Expenses
Mortality and expense risk fees	5,333	5,644	1,193	15,124
Net investment income (loss)	56,339	17,232	3,758	(5,901)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(664)	1,033	239	16,617
Realized gain distribution	-	14,453	-	124,944
Realized gain (loss)	(664)	15,486	239	141,561
Change in net unrealized appreciation/depreciation of investments	(5,847)	(33,903)	(2,426)	257,744
Net gain (loss) on investments	(6,511)	(18,417)	(2,188)	399,305
Net increase (decrease) in net assets resulting from operations	49,828	(1,185)	1,571	393,404
Capital transactions:
Transfers of net premiums	3,375	3,906	-	2,118
Transfers due to death benefits	-	-	-	(31,836)
Transfers due to annuity benefit payments	-	(137)	-	(2,840)
Transfers due to withdrawal of funds	(7,119)	(24,929)	(6,420)	(45,949)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(104)	-	155
Transfers between Sub-Accounts and to/from General Account	16,839	14,260	2,950	8,414
Net increase (decrease) in net assets resulting from capital transactions	13,095	(7,004)	(3,470)	(69,938)
Total increase (decrease)	62,923	(8,189)	(1,899)	323,466
NET ASSETS, at beginning of the year	686,963	774,424	162,452	1,826,547
NET ASSETS, at end of the year	$749,886	$766,235	$160,553	$2,150,013

See Notes to Financial Statements.

F-8

Panorama Separate Account

Notes to Financial Statements

1.	ORGANIZATION

Panorama Separate Account (the “Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on June 23, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2022, the Separate Account consists of twelve sub-accounts which invest in the following mutual funds. All of the sub-accounts may not be available:

The sub-account listed in the first column
	Sub-Accounts	invests in the fund in this column

	Invesco V.I. Capital Appreciation Sub-Account[2]	Invesco V.I. Capital Appreciation Fund[1,2]
	Invesco V.I. Conservative Balanced Sub-Account[3]	Invesco V.I. Conservative Balanced Fund[1,3]
	Invesco V.I. Core Plus Bond Sub-Account[4]	Invesco V.I. Core Plus Bond Fund[1,4,10]
	Invesco V.I. Discovery Mid Cap Growth Sub-Account[5]	Invesco V.I. Discovery Mid Cap Growth Fund[1,5]
	Invesco V.I. Global Sub-Account[6]	Invesco V.I. Global Fund[1,6]
	Invesco V.I. Main Street Sub-Account®[7]	Invesco V.I. Main Street Fund®[1,7]
	Invesco V.I. U.S. Government Money Sub-Account[8]	Invesco V.I. U.S. Government Money Fund[1,8]
	MML Equity Index Sub-Account	MML Equity Index Fund[9]
	MML High Yield Sub-Account	MML High Yield Fund[9]
	MML Managed Bond Sub-Account	MML Managed Bond Fund[9]
	MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[9]
	MML Small Cap Equity Sub-Account	MML Small Cap Equity Fund[9]

[1]Invesco Advisers, Inc. is the investment adviser to this Fund.
[2]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Sub-Account/Fund.
[3]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Sub-Account/ Fund.
[4]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond.
[5]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account/Fund.
[6]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Sub-Account/Fund.
[7]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Sub-Account/Fund®.
[8]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Sub-Account/Fund.
9MML Investment Advisers, LLC is the investment adviser to this Fund.
[10]This Sub-Account/Fund became available to the Separate Account as an investment option on April 29, 2022.
F-9

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Panorama Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from MassMutual to the Separate Account totaled $31,936 and $31,940 for the years ended December 31, 2022 and 2021, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

F-10

Notes To Financial Statements (Continued)

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 83 IAM or Annuity 2000, depending on the year of issue.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022. There have been no transfers between levels for the year ended December 31, 2022.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-11

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022
Cost of purchases	$946,562	$4,446,688	$109,465	$554,162	$520,634
Proceeds from sales	(413,211)	(4,345,909)	(422,330)	(113,900)	(711,780)

		Invesco V.I.	MML		MML
	Invesco V.I.	U.S. Government	Equity	MML	Managed
	Main Street	Money	Index	High Yield	Bond
	Sub-Account®	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (continued)
Cost of purchases	$15,386,093	$1,318,849	$502,162	$46,510	$27,489
Proceeds from sales	(4,633,413)	(1,041,548)	(1,042,307)	(158,480)	(88,584)

	MML	MML
	Short-Duration	Small Cap
	Bond	Equity
	Sub-Account	Sub-Account
2022 (continued)
Cost of purchases	$4,329	$253,436
Proceeds from sales	(14,354)	(106,905)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Bond	Mid Cap Growth	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021
Cost of purchases	$220,758	$3,448,998	$189,736	$280,846	$240,358
Proceeds from sales	(145,856)	(4,294,474)	(253,585)	(123,342)	(281,140)

		Invesco V.I.	MML		MML
	Invesco V.I.	U.S. Government	Equity	MML	Managed
	Main Street	Money	Index	High Yield	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (continued)
Cost of purchases	$2,943,618	$136,817	$181,796	$83,087	$64,172
Proceeds from sales	(3,320,284)	(534,295)	(274,382)	(13,651)	(39,490)

	MML	MML
	Short-Duration	Small Cap
	Bond	Equity
	Sub-Account	Sub-Account
2021 (continued)
Cost of purchases	$10,153	$164,265
Proceeds from sales	(9,875)	(115,056)
F-12

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
2022	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	10,263	18,977	701	4,941	3,957
Units withdrawn	(113,647)	(250,795)	(43,340)	(31,625)	(177,301)
Units transferred between Sub-Accounts and to/from General Account	(4,418)	8,641	(15,125)	(2,559)	2,594
Net increase (decrease)	(107,802)	(223,177)	(57,764)	(29,243)	(170,750)

		Invesco V.I.	MML		MML
	Invesco V.I.	U.S. Government	Equity	MML	Managed
	Main Street	Money	Index	High Yield	Bond
2022 (continued)	Sub-Account®	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	9,478	5,805	10,057	1,433	218
Units withdrawn	(88,194)	(214,203)	(75,529)	(12,078)	(3,417)
Units transferred between Sub-Accounts and to/from General Account	(8,252)	291,215	(117,614)	(67,915)	(2,537)
Net increase (decrease)	(86,968)	82,817	(183,086)	(78,560)	(5,736)

	MML	MML
	Short-Duration	Small Cap
	Bond	Equity
2022 (continued)	Sub-Account	Sub-Account
Units purchased	-	5,298
Units withdrawn	(12,373)	(18,512)
Units transferred between Sub-Accounts and to/from General Account	-	(1,575)
Net increase (decrease)	(12,373)	(14,789)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Bond	Mid Cap Growth	Global
2021	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	7,451	23,226	673	248	546
Units withdrawn	(29,787)	(276,482)	(28,246)	(28,188)	(26,684)
Units transferred between Sub-Accounts and to/from General Account	(124)	13,990	(1,900)	(1,487)	(22,634)
Net increase (decrease)	(22,460)	(239,267)	(29,473)	(29,427)	(48,772)

		Invesco V.I.	MML		MML
	Invesco V.I.	U.S. Government	Equity	MML	Managed
	Main Street	Money	Index	High Yield	Bond
2021 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	3,939	12,277	699	1,689	383
Units withdrawn	(66,181)	(166,222)	(63,956)	(3,572)	(1,759)
Units transferred between Sub-Accounts and to/from General Account	(5,359)	35,153	567	8,822	930
Net increase (decrease)	(67,600)	(118,791)	(62,690)	6,938	(446)

	MML	MML
	Short-Duration	Small Cap
	Bond	Equity
2021 (continued)	Sub-Account	Sub-Account
Units purchased	-	474
Units withdrawn	(5,443)	(16,240)
Units transferred between Sub-Accounts and to/from General Account	2,510	1,708
Net increase (decrease)	(2,933)	(14,058)
F-13

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years or periods in the five-year period ended December 31, 2022 follows:

	At December 31,			For the Years Ended December 31,
				Investment
				Income	Expense	Total
	Units	Unit Value	Net Assets	Ratio[1]	Ratio[2]	Return[3]
Invesco V.I. Capital Appreciation Sub-Account[4]
2022	793,413	$2.69	$2,131,275	-%	0.73%	(31.29)%
2021	901,217	3.91	3,523,062	-	0.73	21.68
2020	923,677	3.21	2,967,578	-	0.73	35.59
2019	1,007,687	2.37	2,387,624	0.06	0.73	35.20
2018	1,091,674	1.75	1,913,117	0.32	0.73	(6.42)
Invesco V.I. Conservative Balanced Sub-Account[4]
2022	2,741,448	12.40	34,027,189	1.35	0.73	(17.46)
2021	2,964,625	15.03	44,549,697	1.49	0.73	9.83
2020	3,203,892	13.68	43,836,693	2.06	0.73	14.02
2019	3,509,188	12.00	42,109,613	2.25	0.73	16.66
2018	3,945,356	10.29	40,582,596	1.98	0.73	(6.01)
Invesco V.I. Core Plus Bond Sub-Account[5]
2022	352,439	6.55	2,309,620	1.93	0.73	(14.65)
2021	410,203	7.68	3,149,677	2.09	0.73	(2.36)
2020	439,676	7.86	3,457,703	2.99	0.73	8.91
2019	497,461	7.22	3,592,054	3.32	0.73	8.73
2018	590,433	6.64	3,921,080	3.38	0.73	(1.75)
Invesco V.I. Discovery Mid Cap Growth Sub-Account[4]
2022	727,827	2.37	1,724,362	-	0.73	(31.48)
2021	757,071	3.46	2,617,818	-	0.73	18.23
2020	786,497	2.92	2,300,182	0.04	0.73	39.67
2019	878,884	2.09	1,840,379	-	0.73	38.35
2018	843,400	1.51	1,276,534	-	0.73	(6.77)
Invesco V.I. Global Sub-Account[4]
2022	764,504	3.33	2,547,617	-	0.73	(32.26)
2021	935,253	4.92	4,600,924	-	0.73	14.65
2020	984,025	4.29	4,222,294	0.70	0.73	26.71
2019	1,068,294	3.39	3,617,627	0.90	0.73	30.83
2018	1,217,491	2.59	3,151,343	0.98	0.73	(13.82)
Invesco V.I. Main Street Sub-Account®[4]
2022	896,403	37.61	33,716,689	1.45	0.73	(20.71)
2021	983,371	47.44	46,650,664	0.70	0.73	26.64
2020	1,050,971	37.46	39,368,889	1.48	0.73	13.11
2019	1,169,328	33.12	38,724,249	1.06	0.73	31.12
2018	1,326,942	25.26	33,514,204	1.16	0.73	(8.56)
Invesco V.I. U.S. Government Money Sub-Account[4]
2022	786,214	3.21	2,522,001	1.35	0.73	0.55
2021	703,397	3.19	2,244,020	0.01	0.73	(0.72)
2020	822,188	3.21	2,642,027	0.23	0.73	(0.51)
2019	911,095	3.23	2,942,614	1.70	0.73	0.97
2018	983,811	3.20	3,147,031	1.33	0.73	0.61
MML Equity Index Sub-Account
2022	592,010	3.44	2,037,217	0.92	0.73	(19.09)
2021	775,096	4.25	3,296,449	1.30	0.73	27.25
2020	837,786	3.34	2,799,949	1.68	0.73	17.20
2019	845,219	2.85	2,410,277	2.74	0.73	29.91
2018	918,293	2.20	2,015,790	1.54	0.73	(5.50)
F-14

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
				Income	Expense	Total
	Units	Unit Value	Net Assets	Ratio[1]	Ratio[2]	Return[3]
MML High Yield Sub-Account
2022	288,133	$1.79	$514,932	6.88%	0.73%	(12.61)%
2021	366,693	2.04	749,886	8.44	0.73	7.09
2020	359,755	1.91	686,963	0.02	0.73	4.61
2019	366,116	1.83	668,300	6.02	0.73	11.05
2018	340,912	1.64	560,393	5.98	0.73	(4.25)
MML Managed Bond Sub-Account
2022	43,992	12.97	570,496	2.76	0.73	(15.84)
2021	49,729	15.41	766,235	2.96	0.73	(0.17)
2020	50,175	15.43	774,424	0.10	0.73	6.66
2019	50,883	14.47	736,314	3.46	0.73	8.74
2018	52,578	13.31	699,691	3.20	0.73	(1.41)
MML Short-Duration Bond Sub-Account
2022	124,476	1.07	133,387	3.00	0.73	(8.66)
2021	136,848	1.17	160,553	3.03	0.73	0.95
2020	139,781	1.16	162,452	-	0.73	0.61
2019	140,928	1.16	162,799	2.95	0.73	3.41
2018	163,262	1.12	182,373	2.26	0.73	0.55
MML Small Cap Equity Sub-Account
2022	383,938	4.50	1,728,871	0.71	0.73	(16.49)
2021	398,727	5.39	2,150,013	0.44	0.73	21.86
2020	412,785	4.42	1,826,547	0.54	0.73	19.82
2019	502,314	3.69	1,855,070	0.48	0.73	25.55
2018	504,682	2.94	1,484,572	0.49	0.73	(10.84)

[1]The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
[2]The expense ratios represent the annualized policy expenses of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
[4]See Note 2 to the financial statements for the previous name of this Sub-Account.
[5]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond Sub-Account.
F-15

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

		Mortality and Expense Risk Charge	This charge is equal, on an annual basis, to 0.73% of the daily value of the assets invested in each fund.
This charge is assessed through reduction of unit values.

		Annual Maintenance Charge - for deferred contracts.	$40 per contract, annually
This charge is assessed through the redemption of units.
		Policy Fee - for immediate contracts.	$70 per contract
This charge is assessed through a reduction in the number of units purchased.

		Contingent Deferred Sales Charge - for deferred contracts.	0% - 5%
This charge is assessed through the redemption of units.

		Sales Charge - for immediate contracts.	3% of the purchase payment up to $10,000;
		This charge is assessed through a reduction in the number of units purchased.	2% of the next $90,000 and 1% of any purchase payment over $100,000

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2023, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-16